Discontinued Operations - Schedule of Discontinued Operations of REIT Holdings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Discontinued Operations of REIT Holdings [Abstract]
Revenues	$ 2,429,726	$ 3,225,505	$ 6,269,178
Cost of revenues	1,249,372	3,016,974	5,463,660
Gross profit	1,180,354	208,531	805,518
Operating expenses	897,658	5,070,857	10,186,565
Gain (loss) from discontinued operations	282,696	(4,862,326)	(9,381,047)
Other income (loss), net	(373,467)	(4,697,061)	454,782
Loss before tax	(90,771)	(9,559,387)	(8,926,265)
Income tax benefit	(16,424)	(16,639)	(17,562)
Net loss from discontinued operations	$ (74,347)	$ (9,542,748)	$ (8,908,703)